INTANGIBLE ASSETS AND GOODWILL INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets [Abstract]
Disclosure of detailed information about intangible assets
Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful-lives:

Asset	Useful life
Customer contracts and customer relationships	7 to 20 years
License agreements	7 to 10 years
Computer software	4 to 7 years
Trademarks with a finite life	5 years
Non-compete agreements	2 years
Intangible assets:

2017	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 1, 2017	$205,531	$174,772	$59,498	$48,776	$1,880	$490,457
Additions	—	—	—	2,852	—	2,852
Additions through business acquisitions	18,958	51,400	—	—	—	70,358
Disposals	—	—	—	(1,857)	—	(1,857)
Balance, December 31, 2017	$224,489	$226,172	$59,498	$49,771	$1,880	$561,810

Accumulated amortization
Balance, January 1, 2017	$62,185	$125	$42,586	$29,528	$1,812	$136,236
Amortization	13,287	983	6,448	4,808	68	25,594
Disposals	—	—	—	(1,625)	—	(1,625)
Balance, December 31, 2017	$75,472	$1,108	$49,034	$32,711	$1,880	$160,205
Carrying amount, December 31, 2017	$149,017	$225,064	$10,464	$17,060	$—	$401,605

2016	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 3, 2016	$191,831	$154,972	$58,300	$44,972	$1,880	$451,955
Additions	—	—	1,198	4,084	—	5,282
Additions through business acquisitions	13,700	19,800	—	484	—	33,984
Disposals	—	—	—	(764)	—	(764)
Balance, January 1, 2017	$205,531	$174,772	$59,498	$48,776	$1,880	$490,457

Accumulated amortization
Balance, January 3, 2016	$50,740	$—	$36,140	$26,600	$1,722	$115,202
Amortization	11,445	125	6,446	3,183	90	21,289
Disposals	—	—	—	(255)	—	(255)
Balance, January 1, 2017	$62,185	$125	$42,586	$29,528	$1,812	$136,236
Carrying amount, January 1, 2017	$143,346	$174,647	$16,912	$19,248	$68	$354,221
DEPRECIATION AND AMORTIZATION:

	2017	2016

Depreciation of property, plant and equipment (note 9)	$136,233	$124,738
Adjustment for the variation of depreciation of property, plant and equipment included in inventories at the beginning and end of the year	323	(5,430)
Depreciation of property, plant and equipment included in net earnings	136,556	119,308
Amortization of intangible assets, excluding software (note 10)	20,786	18,106
Amortization of software (note 10)	4,808	3,183
Depreciation and amortization included in net earnings	$162,150	$140,597

Disclosure of reconciliation of changes in intangible assets and goodwill
Goodwill:

	December 31, 2017	January 1, 2017

Balance, beginning of fiscal year	$202,108	$190,626
Goodwill acquired (note 5)	24,087	9,629
Other (1)	376	1,853
Balance, end of fiscal year	$226,571	$202,108
(1) The increase in goodwill for fiscal 2016 relates to the acquisition of Doris Inc. ("Doris") in fiscal 2014, and reflects additional deferred income tax liabilities in accordance with the revised guidance to IAS 12 which was adopted in fiscal 2016.

Disclosure of information for cash-generating units
Goodwill acquired through business acquisitions and trademarks with indefinite useful lives have been allocated to CGUs that are expected to benefit from the synergies of the acquisition, as follows:

	December 31, 2017	January 1, 2017

Branded Apparel:
Goodwill	$180,860	$180,482
Trademarks with an indefinite life	129,272	129,272
	$310,132	$309,754

Printwear:
Goodwill	$40,186	$21,626
Trademarks with an indefinite life	93,400	42,000
	$133,586	$63,626

Yarn-Spinning:
Goodwill	$5,525	$—
	$5,525	$—